Global X Funds
600 Lexington Avenue
New York, NY 10022

August 15, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:     Global X Funds
    File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for the Global X Adaptive U.S. Factor ETF contained in Post-Effective Amendment No. 534 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on August 10, 2018, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 10, 2018, accession number
0001432353-18-000027.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (646) 716-3239.

Sincerely,

/s/ Lisa K. Whittaker